Average Annual Total Returns{- Fidelity Freedom® 2020 Fund} - 03.31 Fidelity Freedom Funds Retail Combo PRO-15 - Fidelity Freedom® 2020 Fund	Fidelity Freedom 2020 Fund - Retail Class Return Before Taxes Past 1 year	Fidelity Freedom 2020 Fund - Retail Class Return Before Taxes Past 5 years	Fidelity Freedom 2020 Fund - Retail Class Return Before Taxes Past 10 years	Fidelity Freedom 2020 Fund - Retail Class After Taxes on Distributions Past 1 year	Fidelity Freedom 2020 Fund - Retail Class After Taxes on Distributions Past 5 years	Fidelity Freedom 2020 Fund - Retail Class After Taxes on Distributions Past 10 years	Fidelity Freedom 2020 Fund - Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Freedom 2020 Fund - Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Freedom 2020 Fund - Retail Class After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0202 Past 1 year	F0202 Past 5 years	F0202 Past 10 years
Total	13.76%	9.55%	7.55%	11.63%	7.85%	6.00%	9.09%	7.11%	5.56%	18.40%	15.22%	13.88%	12.75%	9.49%	8.08%